Taxes on Income (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Taxes on Income (Textual)
Statutory tax rate in Israel	23.00%	23.00%	23.00%	24.00%
Description of income taxes	Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law in August 2013 (“the Amendment”). According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%) that meet minimum requirements which establish that such companies contribute to the country’s economic growth and apply a competitive factor for the Israel Gross Domestic Product.	Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law in August 2013 (“the Amendment”). According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%) that meet minimum requirements which establish that such companies contribute to the country’s economic growth and apply a competitive factor for the Israel Gross Domestic Product.
Applicable tax rate	20.00%	20.00%
Filed notice, description	In 2011, Magic Software and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.	In 2011, Magic Software and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.
Industrial encouragement law, description	It is Formula’s management’s belief that certain of its Israeli investees currently qualify as Industrial Companies within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.	It is Formula’s management’s belief that certain of its Israeli investees currently qualify as Industrial Companies within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Undistributed earnings of foreign subsidiaries and affiliates	$ 105,136		$ 82,375
Cash and cash equivalents held by the Group's investees outside of Israel	$ 54,388		$ 50,817
Federal corporate income tax rate, description	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Cumulative losses for tax purposes	$ 162,735
Provisional deferred taxes net				$ 4,228
Preferred Technology Enterprise [Member]
Taxes on Income (Textual)
Description of new amendment tax rate	According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company's geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain "Benefited Intangible Assets" to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017, and the sale received prior approval from the IIA. A Special PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 500 million will be eligible for these benefits for at least ten years, subject to certain approvals as specified in the Investment Law.	According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company's geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain "Benefited Intangible Assets" to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017, and the sale received prior approval from the IIA. A Special PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 500 million will be eligible for these benefits for at least ten years, subject to certain approvals as specified in the Investment Law.
Tax rate for dividends paid from income	20.00%	20.00%
Reduced to dividends paid to foreign resident company	4.00%	4.00%
Subsidiaries' taxable income tax rate	12.00%	12.00%
Formula [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 74,500
Income tax assessments, description	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2013.	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2013.
Matrix [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 32,885
Income tax assessments, description	Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2014.	Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2014.
Magic [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 18,017
Income tax assessments, description	Magic Software and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2013.	Magic Software and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2013.
Sapiens [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 28,842
Income tax assessments, description	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2012 are considered to be final.	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2012 are considered to be final.
NIS [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 137,270
NIS [Member] | Formula [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes | ₪		₪ 257,462
NIS [Member] | Matrix [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes | ₪		₪ 113,649
NIS [Member] | Subsidiaries [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes	$ 25,465